Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (1,461,116)	$ 783,438	$ 819,424
Depreciation of property and equipment	5,369	4,679	2,444
Amortization of operating lease right-of-use assets	58,008	39,893
Provision for allowance for expected credit losses	35,354	6,333	4,533
Changes in assets and liabilities:
Accounts receivable, net	142,273	(447,366)	(374,609)
Contract assets, net	(376,843)	(159,114)	76,380
Prepayments	(911,275)	(4,384)	(7,203)
Deposits and other current assets, net	(66,743)	1,461	(38,718)
Accounts payable	(19,856)	303,068	29,120
Contract liabilities	(16,040)	(8,582)	28,939
Accrued liabilities and other payables	(67,982)	173,103	56,944
Operating lease liabilities	(50,790)	(39,893)
Income tax payable	(243,765)	103,835	125,262
Prepaid income tax	(110,570)
Deferred tax assets, net	(174,620)
Net cash (used in) provided by operating activities	(3,258,596)	756,471	722,516
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(7,227)	(8,225)	(5,144)
Short term loan to third party	(128,320)
Short term loans to related parties	(821,250)
Repayment of short-term loans from related parties	821,250
Net cash used in investing activities	(135,547)	(8,225)	(5,144)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issue of shares	6,048,042
Proceeds from bank loan	1,156,827
Repayment of bank loan	(92,261)
Payment of dividend to shareholders			(548,383)
Capital injection by shareholders		4,000
Repayment to shareholders	(4,855)	(250,392)
Deferred initial public offering costs	480,358	(478,423)
Advance from shareholders			31,718
Net cash provided by (used in) financing activities	7,588,111	(724,815)	(516,665)
Net increase in cash and cash equivalents	4,193,968	23,431	200,707
Effect of foreign currency translation on cash and cash equivalents	8,951	956	(424)
Cash and cash equivalents, beginning of year	317,322	292,935	92,652
Cash and cash equivalents, end of year	4,520,241	317,322	292,935
Supplementary cash flow information:
Income taxes paid	354,335	25,096	4,964
Interest paid	34,266
Interest received	11,036	110	38
Interest received – related parties	12,313
Supplemental non-cash information:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 194,214	$ 82,066